Average Annual Total Returns - FidelityEquityDividendIncomeFund-RetailPRO - FidelityEquityDividendIncomeFund-RetailPRO - Fidelity Equity Dividend Income Fund	Jan. 29, 2025
Fidelity Equity Dividend Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.47%
Past 5 years	9.09%
Past 10 years	8.63%
Fidelity Equity Dividend Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.21%
Past 5 years	7.23%
Past 10 years	6.61%
Fidelity Equity Dividend Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.71%
Past 5 years	6.84%
Past 10 years	6.45%
MS735
Average Annual Return:
Past 1 year	15.32%
Past 5 years	8.25%
Past 10 years	9.22%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%